REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
REVENUES
Revenue	¥ 4,511,062	$ 654,042	¥ 4,259,128	¥ 1,944,359
Online recruitment services to enterprise customers
REVENUES
Revenue	4,461,282	646,825	4,219,026	1,927,178
Others
REVENUES
Revenue	49,780	$ 7,217	40,102	17,181
Key accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	1,033,561		928,360	330,795
Mid-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	1,774,855		1,513,506	696,325
Small-sized accounts | Online recruitment services to enterprise customers
REVENUES
Revenue	¥ 1,652,866		¥ 1,777,160	¥ 900,058